INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
Schedule of inventories
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Raw materials	$48	$113
Work in progress	100	96
Finished products	5,844	5,579

Total	$5,992	$5,788